Annual Total Returns[BarChart] - PROFUND VP ULTRASHORT DOW 30 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(28.50%)	(23.27%)	(43.84%)	(25.18%)	(9.23%)	(31.76%)	(39.90%)	0.80%	(36.87%)	(45.44%)